Document And Entity Information	Feb. 15, 2019
Prospectus [Line Items]
Document Type	497
Document Period End Date	Feb. 15, 2019
Entity Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Amendment Flag	false
Document Creation Date	Feb. 15, 2019
Document Effective Date	Feb. 15, 2019
Prospectus Date	Aug. 01, 2018
Entity Inv Company Type	N-1A
KraneShares E Fund Bloomberg Barclays China Aggregate Bond Inclusion Index ETF | KraneShares E Fund Bloomberg Barclays China Aggregate Bond Inclusion Index ETF
Prospectus [Line Items]
Trading Symbol	KBND